Cash and stock-based compensation plans (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercised stock options	$ 13,136	$ 4,101	$ 834
Deferred Compensation Plan (Dc Plan) [Member]
Allocated Share-based Compensation Expense	1	1	11
Stock Purchase Options [Member]
Stock Based Compensation Vesting Rate	25.00%
Allocated Share-based Compensation Expense	485	765	742
Unallocated Share Based Compensation Expense	474
Unamortized Compensation Cost Amortization Period	2 years 15 days
Exercisable Aggregate intrinsic value	841
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	3,375	1,322	383
Exercisable Options	92,316
Exercised stock options	5,709	2,949	834
Stock Option Plan 2006 - Directors and Executives [Member]
Allocated Share-based Compensation Expense		25	221
Exercisable Aggregate intrinsic value	260	0
Exercisable Options	49,804
Exercised stock options	2,130	450
Indexed Stock Option Plan [Member]
Allocated Share-based Compensation Expense			17
Exercisable Aggregate intrinsic value	1,213	235
Exercisable Options	0
Exercised stock options	5,292	672
Restricted Stock Directors [Member]
Stock Based Compensation Vesting Rate	25.00%	20.00%
Stock Based Compensation Grants Fair Value	714	462	475
Allocated Share-based Compensation Expense	428	414	270
Unallocated Share Based Compensation Expense	1,326
Unamortized Compensation Cost Amortization Period	3 years 2 months 12 days
Vested Aggregate intrinsic value	337	415	180
Restricted Stock Units and Stock Purchase Options Granted To Certain Executives [Member]
Stock Based Compensation Vesting Rate	25.00%
Stock Based Compensation Grants Fair Value	3,700	1,700	2,400
Allocated Share-based Compensation Expense	1,317	1,020	742
Unallocated Share Based Compensation Expense	3,076
Unamortized Compensation Cost Amortization Period	2 years 3 months 4 days
Vested Aggregate intrinsic value	1,050	775	476
Distribution Of The Fair Value In Restricted Stock Units	3,200	1,500
Distribution Of The Fair Value In Stock Purchase Options	500	200
Percentage Distribution Of Total Grant			50.00%
Other Plans Expatriate Officer Plan [Member]
Salaries, Wages and Officers' Compensation	131	119	117
Accounts Payable and Accrued Liabilities	198	255
Restricted Stock Directors (Discontinued) [Member]
Allocated Share-based Compensation Expense	41	87	108
Vested Aggregate intrinsic value	$ 75	$ 110	$ 115